Offerings - Offering: 1	Mar. 05, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 288,226,447.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 39,804.07
Offering Note	N/A